Financial Information for Subsidiary Guarantors (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013
Financial Information for Subsidiary Guarantors
Amount of independent assets	$ 0	$ 0
Amount of independent operations	$ 0	$ 0